INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (benefit)	$ 0	$ 0	$ 0	$ 0
Galaxy Digital Holdings, LP
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (benefit)	$ (6,112)	$ 9,327	$ (16,939)	$ 15,914	$ (28,291)
Effective tax rate	2.04%	2.35%	(5.14%)	6.51%	3.35%